Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statement
Interest receivable	£ 11,034	£ 11,258	£ 11,925
Interest payable	(2,047)	(2,550)	(3,158)
Net interest income	8,987	8,708	8,767
Fees and commissions receivable	3,338	3,340	3,742
Fees and commissions payable	(883)	(805)	(809)
Income from trading activities	634	974	1,060
Loss on redemption of own debt	(7)	(126)	(263)
Other operating income	1,064	499	426
Non-interest income	4,146	3,882	4,156
Total income	13,133	12,590	12,923
Staff costs	(4,676)	(5,124)	(5,726)
Premises and equipment	(1,565)	(1,388)	(1,827)
Other administrative expenses	(3,323)	(8,745)	(6,288)
Depreciation and amortisation	(808)	(778)	(1,180)
Write down of goodwill and other intangible assets	(29)	(159)	(1,332)
Operating expenses	(10,401)	(16,194)	(16,353)
Profit/(loss) before impairment (losses)/releases	2,732	(3,604)	(3,430)
Impairment (losses)/releases	(493)	(478)	727
Operating profit/(loss) before tax	2,239	(4,082)	(2,703)
Tax charge	(824)	(1,166)	(23)
Profit/(loss) from continuing operations	1,415	(5,248)	(2,726)
Profit from discontinued operations, net of tax			1,541
Profit/(loss) for the year	1,415	(5,248)	(1,185)
Attributable to:
Non-controlling interests	35	10	409
Preference shareholders	234	260	297
Paid-in equity holders	394	244	88
Dividend access share		1,193
Ordinary shareholders	752	(6,955)	(1,979)
Profit/(loss) for the year	£ 1,415	£ (5,248)	£ (1,185)
Per ordinary share
Basic and diluted earnings/(loss) from continuing and discontinued operations	£ 6.3	£ (59.5)	£ (27.7)
Basic and diluted earnings/(loss) from continuing operations	£ 6.3	£ (59.5)	£ (17.2)